                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]     is a restatement.
                                       [   ]   adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital LLC
Address: 2 Jericho Plaza
         Jericho, NY 11753


Form 13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686

Signature, Place, and Date of Signing:

         /s/Allen Jebsen         Jericho, New York     8/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)













































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $170,543
                                            [thousands]


List of Other Included Managers:  None







































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

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
   ---------       --------      --------   --------      --------         ---------    --------         --------
                                                                                                  VOTING AUTHORITY (SHARES)

                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER     SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  CUSIP     (X$1000)  PRN  AMT  PRN CALL   DISCRETION     MGR.       (A)      (B)       (C)
--------------    --------------  ------  ----------- --------  --------   ---------      ------    ------  -------   ------
Abbott Labs. (ABT)    Common    002824100      9,049    188,528    SH       SOLE         NONE      188,528
Allianz A.G. Regd.
  NPV (ALLZF)         Reg.      DE0008404005     412      1,400    SH       SOLE         NONE        1,400
American Standard
  (ASD)               Common    029712106      1,503     25,000    SH       SOLE         NONE       25,000
Amvescap PLC          ORD       GB0001282697     222     12,699    SH       SOLE         NONE       12,699
Anderson GRP Inc.
  (ANDR)              Common    0335011070       692     84,401    SH       SHARED       NONE       84,401
Apple Computer Inc.
  (APPL)              Common    037833100      2,395    103,000    SH       SOLE         NONE      103,000
AT&T Corp. (T)        Common    001957109      1,146     52,100    SH       SOLE         NONE       52,100
Charles Schwab Corp.
  (SCH)               Common    808513105     24,791  1,574,012    SH       SOLE         NONE    1,574,012
Cisco Corp. (CSCO)    Common    17275R102      1,342     73,754    SH       SOLE         NONE       73,754
Citigroup Inc. (C)    Common    172967101     15,213    287,902    SH       SOLE         NONE      287,902
CMGI Inc. (CMGI)      Common    125750109        120     40,000    SH       SOLE         NONE       40,000
DaimlerChrysler AG
  (DCX)               Common    DE0007100000   9,728    211,012    SH       SOLE         NONE      211,012
Deutsche Bank ADR
  (DTBKY)             ADR       251525309        495      6,925    SH       SOLE         NONE        6,925
Deutsche Bank Ord
  (DBKNF)             ORD       DE0005140008   7,542    105,220    SH       SOLE         NONE      105,220
Doubleclick, Inc.
  (DCLK)              Common    258609304      1,047     75,000    SH       SOLE         NONE       75,000
Estee Lauder Cos.
  Inc. CL A           Class A   518439104      1,526     35,400    SH       SOLE         NONE       35,400
Gillette Co. (G)      Common    375766102      3,209    110,700    SH       SOLE         NONE      110,700
Goldman Sachs Group,
   Inc.               Common    38141G104     25,212    293,841    SH       SOLE         NONE      293,841
Intel Corp. (INTC)    Common    458140100        801     27,400    SH       SOLE         NONE       27,400
Intl. Business Machs
   Corp. (IBM)        Common    459200100        961      8,506    SH       SOLE         NONE        8,506
Kimberly Clark (KMB)  Common    494368103      2,795     50,000    SH       SOLE         NONE       50,000
Lilly, Eli & Co.(LLY) Common    532457108      3,997     54,014    SH       SOLE         NONE       54,014
Loewen Group          Common    54042L-10-0        2     15,000    SH       SOLE         NONE       15,000
Lucent Technologies
  Inc. (LU)           Common    549463107      1,657    266,833    SH       SOLE         NONE      266,833
Merck  Co. Inc. (MRK) Common    589331107      1,745     27,300    SH       SOLE         NONE       27,300


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Merrill Lynch & Co.
  Inc. (MER)          Common    590188108      5,642     95,226    SH       SOLE         NONE       95,226
Morgan Stnly Dean
  Witter (MWD)        Common    617446448      3,103     18,306    SH       SOLE         NONE       18,306
Motorola Inc. (MOT)   Common    620076109      3,992    241,050    SH       SOLE         NONE      241,050
Multex.Com            Common    625367107        163     10,000    SH       SOLE         NONE       10,000
Netro (NTRO)          Common    64114R109        127     30,000    SH       SOLE         NONE       30,000
Nokia Corp. Spon Adr
  (NOK)               ADR       654902204        302     13,600    SH       SOLE         NONE       13,600
Openwave Sys Inc.
  (OPWV)              Common    683718100        449     12,941    SH       SOLE         NONE       12,941
Pfizer (PFE)          Common    717081103      1,226     30,601    SH       SOLE         NONE       30,601
Philip Morris Cos.
  Inc. (MO)           Common    718154107      2,611     51,450    SH       SOLE         NONE       51,450
Porsche AG Non Vtg
  PFD F (PSEPF)       Preferred DE0006937733     968      2,800    SH       SOLE         NONE        2,800
RCN Corp. (RCNC)      Common    749361101      7,961  1,450,000    SH       SOLE         NONE    1,450,000
S1 Corp. (SONE)       Common    78463B101        140     10,000    SH       SOLE         NONE       10,000
Sony Corp. Adr New
  (SNE)               ADR       835699307      6,911    105,032    SH       SOLE         NONE      105,032
Steinway Musical
  Instruments (LVB)   Common    858495104     12,189    690,590    SH       SOLE         NONE      690,590
Sun Microsystems Inc.
  (SUNW)              Common    866810104      1,116     71,000    SH       SOLE         NONE       71,000
Texas Instruments
  Inc. (TXN)          Common    882508104      4,074    127,700    SH       SOLE         NONE      127,700
Viacom Inc. (VIA/B)   Class B   925524308      1,965     37,975    SH       SOLE         NONE       37,975
360 Degrees                                        2     11,295    SH       SOLE         NONE       11,295
























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